Post-Employment and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Discount rate	3.83%	3.43%
Salary increase rate	2.82%	2.92%
Expected long-term rate of return on funds for the pension expense of the year	4.88%	4.43%
Net periodic benefit cost, Discount rate	3.43%	4.14%	4.68%
Net periodic benefit cost, Salary increase rate	2.92%	2.99%	3.13%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	4.43%	4.57%	4.99%